Description of Organization and Business Operations (Details) - USD ($)					3 Months Ended	4 Months Ended	7 Months Ended
	Mar. 25, 2021	Aug. 13, 2020	Aug. 10, 2020	Aug. 07, 2020	Mar. 31, 2021	Sep. 30, 2020	Dec. 31, 2020
Organization, Business Operations and Basis of Presentation (Textual)
Net proceeds held in trust account					$ 483,000,000		$ 483,000,000
Maturity					185 days		185 days
Business combinations aggregate fair market value, percentage					80.00%		80.00%
Business combination of voting interest, percentage					50.00%		50.00%
Obligation to redeem public shares					100.00%		100.00%
Trust account per share					$ 10.00		$ 10.00
Cash in operating account					$ 839,000		$ 900,000
Liquidity payment					25,000		25,000
Investment income in the trust account							227,000
Business combination net tangible assets							$ 5,000,001
Business combination period							24 months from the closing of the IPO, or August 7, 2022
Dissolution expenses							$ 100,000
Outstanding loan					195,000		195,000
Offering costs associated with private placement warrants						$ (9,344)	9,344
Net working capital					1,100,000
PIPE Investors [Member]
Organization, Business Operations and Basis of Presentation (Textual)
Trust account per share	$ 10.00
Business acquisition number of shares	80,000,000
Aggregate merger consideration	$ 800,000,000
Chairman and Co-Chief Executive Officer [Member]
Organization, Business Operations and Basis of Presentation (Textual)
Advancement of funds					45,000		45,000
Outstanding loan					110,000		150,000
IPO [Member]
Organization, Business Operations and Basis of Presentation (Textual)
Sale of stock				42,000,000
Price per share				$ 10.00
Gross proceeds				$ 420,000,000
Offering costs				23,600,000
Deferred underwriting commissions				$ 14,700,000
Over Allotment Option [Member]
Organization, Business Operations and Basis of Presentation (Textual)
Sale of stock		840,000	6,300,000
Price per share			$ 10.00
Gross proceeds		$ 63,000,000
Offering costs		3,500,000
Deferred underwriting commissions		2,200,000
Offering costs associated with private placement warrants		1,000
Private Placement warrants [Member]
Organization, Business Operations and Basis of Presentation (Textual)
Sale of stock				6,933,333
Price per share				$ 1.50
Gross proceeds		$ 1,300,000		$ 10,400,000
Offering costs associated with private placement warrants					$ 8,000		$ 8,000